Acquisitions and disposals (Details) - ARS ($) $ in Millions	Jun. 30, 2019	Jun. 30, 2018	Feb. 28, 2018	Jun. 30, 2017	Jun. 30, 2016
Fair value of identifiable assets and assumed liabilities:
Assets	$ (507,989)	$ (557,674)
Cash and cash equivalents	62,484	60,129		$ 51,085	$ 33,702
Trade and other receivables	(18,474)	1,190
Income tax credit	190	703
Property, plant and equipment	37,857	36,434		$ 67,352
Liabilities	418,989	434,213
Trade and other payables	24,579	33,793
Debts with related parties	(8,641)	302
Equity
Currency translation adjustment	$ (18,204)	$ (19,588)
Cresca S.A. [Member]
Fair value of identifiable assets and assumed liabilities:
Assets			$ 1,464
Cash and cash equivalents			2
Trade and other receivables			41
Income tax credit			19
Property, plant and equipment			1,402
Liabilities			268
Trade and other payables			18
Debts with related parties			188
Taxes payable			62
Equity
Currency translation adjustment			(14)
Total fair value of identifiable assets and assumed liabilities			$ 1,210